Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases Future Minimum Payments [Line Items]
2014	$ 3,108
2015	2,840
2016	2,846
2017	2,843
2018	2,839
Thereafter	16,728
Total minimum lease payments	31,204
2014	2,728
2015	1,782
2016	1,156
2017	23
2018
Thereafter
Total minimum lease payments	5,689
Less: imputed interest	(235)
Less: current portion	(2,587)
Capital lease obligations, net of current portion	2,867
Financing Obligation
Leases Future Minimum Payments [Line Items]
2014	3,578
2015	3,298
2016	3,020
2017	2,070
2018	2,132
Thereafter	6,888
Total financing obligation payments	$ 20,986